

                                RULE 24f-2 NOTICE

                            THE PARNASSUS INCOME FUND
                                   ONE MARKET
                           STEUART TOWER - SUITE #1600
                             SAN FRANCISCO, CA 94105

                              1933 ACT NO. 33-36065


(1)       Fiscal  period for which  notice is filed is year ending  December 31,
          1995

(2)       The amount of securities  sold other than pursuant to Rule 24f-2,  but
          which remain unsold as of December 31, 1995                                               -0-

(3)       The amount of securities  registered  during the fiscal period of this
          notice other than pursuant to Rule 24f-2                                                  -0-

(4)       The amount of securities sold during the fiscal period of this notice                  $9,578,766


(5)       The amount of securities  sold during the fiscal period of this notice in reliance  upon  registration  pursuant to Rule 24f-2 (See  attached
          computation of fee)                                                                    $9,578,766





Witness the due execution hereof this 15th day of February, 1996.


                                            ORIGINAL SIGNED BY



                                            -----------------------------------
                                            Richard D. Silberman, Secretary


                                RULE 24f-2 NOTICE

                            THE PARNASSUS INCOME FUND
                                   ONE MARKET
                           STEUART TOWER - SUITE #1600
                             SAN FRANCISCO, CA 94105

                              1933 ACT NO. 33-36065

                               Computation of Fee

(1)       Actual aggregate sales price of Registrant's  securities sold pursuant to Rule 24f-2  during the fiscal  period for which the 24f-2 notice is
          filed                                                                                $9,578,766

(2)       Reduced by the difference between:

          (a) Actual aggregate  redemption prices of such securities redeemed by the issuer  during the fiscal period for which the 24f-2 notice is
              filed                                                              $4,442,897

          (b) Actual  aggregate  redemption  price of such  redeemed  securities previously  applied by the issuer  pursuant to Section 24e (2) (a)
              for the fiscal period for which the 24f-2 notice is filed          $    -0-
                                                                                 ------------  $4,442,897

Total amount upon which the fee calculation specified in Section 6(b) of the Securities Act
of 1933 is based                                                                               $5,135,869
                                                                                               =======================
FEE SUBMITTED (1/29 of 1% of Total Amount)
      .00034483 x $5,135,869                                                                   $1,771.00
                                                                                               =======================


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